Broadview Opportunity Fund
Broadview Opportunity Fund SUMMARY SECTION
Investment Objective:
The Broadview Opportunity Fund (the “Fund”) seeks capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Broadview Opportunity Fund
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Broadview Opportunity Fund
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.25%
Total Annual Fund Operating Expenses	1.25%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Broadview Opportunity Fund	127	396	686	1,510

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year ended September 30, 2014, the portfolio turnover rate of the Fund was 56% of the average value of its portfolio.
Principal Investment Strategies:
The Fund may invest in stocks of companies of all sizes, but primarily invests in small- to medium-capitalization (namely, less than $5 billion market capitalization) United States companies that have substantial capital appreciation potential. Many of these companies have little or no following by the major stock brokerage firms. The Fund’s investment adviser, Broadview Advisors, LLC (the “Adviser”) looks for stocks of businesses that are selling at what it believes are substantial discounts to prices that accurately reflect their future earnings prospects. The Adviser conducts extensive research on each prospective investment using a five pillar analysis process to evaluate companies as potential investments for the Fund’s portfolio. Investments that meet most of the criteria are added to a list of similar companies to be monitored by the Adviser. Companies meeting all five pillars are added to the Fund’s portfolio. The five pillars of the analysis are:
  Strong Business Traits;
  Defendable Market Niche;
  Attractive Growth Potential;
  Capable Management; and
  Discount to Private Market Value.
In reviewing companies, the Adviser applies the characteristics identified above on a case-by-case basis as the order of importance varies depending on the type of business or industry and the company being reviewed.

The Fund’s portfolio managers, at times deemed appropriate to the then current market conditions, may find it necessary to trade more aggressively than normal, which may result in a portfolio turnover rate above the Fund’s historical average portfolio turnover rate.

The Fund’s portfolio managers will generally sell a portfolio security when they believe:
  The security has achieved its value potential;
  Such sale is necessary for portfolio diversification;
  Changing fundamentals signal a deteriorating value potential; or
  Other securities have a better value potential.

Principal Risks:
Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested, and the amount of risk you are willing to take. Remember, in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. This risk may increase during times of significant market volatility. The risks below could affect the value of your investment, and because of these risks the Fund is a suitable investment only for those investors who have long-term investment goals and a high tolerance for risk:
  Management Risk: The strategies employed by the Adviser in selecting investments for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investment vehicles having similar investment strategies.
  Stock Market Risk: The prices of the securities in which the Fund invests may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden and/or prolonged. Price changes may occur in the market as a whole, or they may occur in only a particular company, industry, or sector of the market. In recent years, U.S. and international markets have experienced extreme volatility, reduced liquidity, credit downgrades, increased likelihood of default and valuation difficulties.
  Medium Capitalization Companies Risk: Medium capitalization companies tend to be more susceptible to adverse business or economic events than large capitalization companies, and there is a risk that the securities of medium capitalization companies may have limited liquidity and greater price volatility than securities of large capitalization companies.
  Small Capitalization Companies Risk: Small capitalization companies typically have relatively lower revenues, limited product lines and lack of management depth, and may have a smaller share of the market for their products or services, than large and medium capitalization companies. There is a risk that the securities of small capitalization companies may have limited liquidity and greater price volatility than securities of large and medium capitalization companies, which can negatively affect the Fund’s ability to sell these securities at quoted market prices. Finally, there are periods when investing in small capitalization company stocks falls out of favor with investors and these stocks may underperform.
  Value Investing Risk: The Fund’s portfolio managers may be wrong in their assessment of a company’s value and the stocks the Fund holds may not reach what the portfolio managers believe are their full values. From time to time “value” investing falls out of favor with investors. During these periods, the Fund’s relative performance may suffer.

Performance:
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the average annual returns over time compare to the performance of the Russell 2500® Index and the Russell 2000® Index. A fund’s past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund’s website at http://www.bvafunds.com.

The Fund is the successor to the FMI Focus Fund, a series of FMI Funds, Inc. (the “Predecessor Fund”), as a result of the reorganization of the Predecessor Fund into the Fund on November 29, 2013 (the “Reorganization”). Accordingly, the performance shown in the bar chart and the performance table for periods prior to November 29, 2013 represents the performance of the Predecessor Fund. Prior to November 29, 2013, the Adviser served as sub-adviser to the Predecessor Fund and another investment adviser served as the investment adviser to the Predecessor Fund. The Predecessor Fund had the same investment objective and substantially similar investment strategies as the Fund.
Calendar Year Returns as of December 31

During the ten year period shown on the bar chart, the Fund’s highest total return for a quarter was 25.25% (quarter ended September 30, 2009) and the lowest total return for a quarter was -23.77% (quarter ended December 31, 2008).
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts (IRAs).
Average Annual Total Returns (for the periods ended December 31, 2014)
Average Annual Total Returns	One Year	Five Years	Ten Years
Broadview Opportunity Fund	3.06%	15.97%	9.60%
Broadview Opportunity Fund Return after taxes on distributions	0.52%	14.47%	7.90%
Broadview Opportunity Fund Return after taxes on distributions and sale of Fund shares	3.65%	12.77%	7.52%
Broadview Opportunity Fund Russell 2500® Index (reflects no deduction for fees, expenses or taxes)	7.07%	16.36%	8.72%
Broadview Opportunity Fund Russell 2000® Index (reflects no deduction for fees, expenses or taxes)	4.89%	15.55%	7.77%

The Russell 2500® Index measures the performance of the small- to mid-cap segment of the U.S. equity universe. The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which comprises the 3,000 largest U.S. companies based on total market capitalization. A direct investment in an index is not possible.

The Return After Taxes on Distributions and Sale of Fund Shares may be higher than other return figures for the same period when a capital loss is realized upon the sale of Fund shares, which provides an assumed tax benefit to the investor and therefore increases the after-tax return.